Borrowings - Additional Information (Details 1) $ in Thousands, € in Millions, R$ in Millions		1 Months Ended
	Mar. 14, 2018 BRL (R$)	Nov. 30, 2012 EUR (€) tranche	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 14, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2014 BRL (R$)	Feb. 28, 2014 USD ($)	Nov. 30, 2012 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount			$ 1,208,344	$ 1,126,658		$ 1,486,445
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		€ 329.3							$ 139,500
Number of tranches of loan | tranche		9
Amount of letter of guarantees issued as pledge									$ 6,100
Maximum percentage of net profits for dividend payment requiring pre-authorization		25.00%							25.00%
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	R$ 300				$ 92,900
Percentage of interest due allowed for capitalization	50.00%
Period of capitalization of interest	2 years
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES And CAIXA
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount							R$ 841	$ 356,400
Maximum percentage of net profits for dividend payment requiring pre-authorization							25.00%	25.00%